                                ING MUTUAL FUNDS
                             ING International Fund

                      Supplement Dated April 3, 2006 to the
               Class A, Class B, Class C, and Class M Prospectus
                             Dated February 28, 2006

      Effective April 3, 2006, a 2.00% redemption fee will no longer be charged on the redemption of Class A shares of ING International Fund held less than 30 days. The Prospectus is hereby amended as follows:

      1. The reference to ING International Fund in the table entitled "Fees You Pay Directly" under the section entitled "What You Pay to Invest" on page 36 of the Class A, Class B, Class C and Class M Prospectus is hereby deleted.

      2. Footnote (7) to the table entitled "Fees You Pay Directly" under the section entitled "What You Pay to Invest" on page 36 of the Class A, Class B, Class C and Class M Prospectus is hereby deleted and replaced with the following:

                  (7) The 2.00% redemption fee applies only to shares held less than 365 days for ING Russia Fund. Please see page 47.

      3. The footnote (2) reference relating to ING International Fund in the table entitled "Examples - Class A" under the section entitled "What You Pay to Invest" on page 39 of the Class A, Class B, Class C and Class M Prospectus is hereby deleted.

      4. The second sentence in Footnote (2) to the table entitled "Examples" under the section entitled "What You Pay to Invest" on page 40 of the Class A, Class B, Class C and Class M Prospectus is hereby deleted.

      5. The first sentence of the first paragraph in the section entitled "How to Redeem Shares - Redemption Fee" on page 47 of the Class A, Class B, Class C and Class M Prospectus is hereby deleted and replaced with the following:

                  A 2.00% redemption fee will be charged on the redemption of Class A shares of ING Russia Fund held less than 365 days.

      6. The second sentence of the second paragraph in the section entitled "How to Redeem Shares - Redemption Fee" on page 47 of the Class A, Class B, Class C and Class M Prospectus is hereby deleted and replaced with the following:

                  Although there is some authority to the effect that a fund would recognize taxable income in such circumstances, there is also authority, which ING Russia Fund intends to follow, that a fund does not recognize income.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                               ING MUTUAL FUNDS
                             ING International Fund

                      Supplement Dated April 3, 2006 to the
    Class A, Class B, Class C, Class I, Class M, Class O and Class Q shares
                   Statement of Additional Information ("SAI")
                             Dated February 28, 2006

      Effective April 3, 2006, a 2.00% redemption fee will no longer be charged on the redemption of Class A shares of ING International Fund held less than 30 days. The SAI is hereby amended as follows:

      The first sentence of the last paragraph in the section entitled "Purchase and Redemption of Shares - Redemptions" on page 168 of the SAI is deleted in its entirety.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE